FK Loan ID	Loan Number	Group	ALT Loan ID	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXXXX	2	110	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	111	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	112	1	1	1	1
Income 1 Months Income Verified is Missing-Income 1 Months Income Verified is Missing Borrower is getting SSI income. But Award letter, Receipt. income documents are not available in file.-Resolved--Income 1 Months Income Verified is Present Or Not Applicable

 Income 1 Months Income Verified is Present Or Not Applicable

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Borrower income documents are missing in loan file-Resolved--ATR Risk - Current Income or Current Assets were considered

 ATR Risk - Current Income or Current Assets were considered

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	113	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	114	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	115	1	1	1	1
Missing Proof of Other Income - Retirement, Pension, Disability (Borrower 2)-There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower 2's other Retirement,Pension, or Disability income in file.-Resolved--Verification to support annuity income provided as required by selling guide. Condition cleared.

S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered
 ATR Risk - Current Income or Current Assets were considered

 Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX.XX and LE dated XX/XX/XXXX is $X.XX. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.-Resolved--Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared.

 Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX.XX and LE dated XX/XX/XXXX is $X. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.-Resolved--Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	116	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	117	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	118	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	119	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	120	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	121	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	122	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	123	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	124	1	1	1	1
Insufficient Tolerance Cure (50001026)-The document provided for review indicates a credit was provided for the NY Mtg Tax, this is already included in the calculations below; an additional cure of $XXX.XX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX.XX($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX.XX on the Initial LE to $X,XXX.XX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared.
 Document Uploaded.

 Insufficient Tolerance Cure (50001028)-The document provided for review indicates a credit was provided for the NY Mtg Tax, this is already included in the calculations below; an additional cure of $XXX.XX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX.XX ($X,XXX.XX) at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX.XX on the Initial LE to $X,XXX.XX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX0. This finding is outside the statute of limitations and will be rated as B for all agencies.
 A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded.
 Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared.

 Missing evidence of rate lock-Evidence of Rate Lock Missing-Resolved--Evidence of Rate Lock Provided

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	125	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	126	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	127	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	128	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	129	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	130	1	1	1	1
Missing Final Application (1003)-The Final 1003 is Missing-Resolved--Document Uploaded.

 The Final 1003 is Present

 Hazard Insurance Policy is Missing-Missing Hazard Insurance Policy-Resolved--Document Uploaded.

 Hazard Insurance Policy is fully present

RESPA: Toolkit Missing or Incomplete-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. -Resolved--Document Uploaded. Evidence provided that toolkit provided within timing requirement. Condition cleared.

 ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements ATR Risk - Monthly HO not meet requirements-Resolved--ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	131	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	132	1	1	1	1
Borrower 1 Non-US Document Identification is expired-Borrower Non-US identity document expiration date is 08-XX-2021 and note is dated 07-XX-2022.-Resolved--Document Uploaded.
 Borrower Non-US identity document expiration date is 08-XX-2022 and note is dated 07-XX-2022.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	133	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	134	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

 Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 Lender provided a Form 2055 Exterior Only Inspection Appraisal Report. Documentation submitted is deemed acceptable as a secondary valuation supporting the origination appraisal value. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	135	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	136	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	137	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	138	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	139	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	140	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	141	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	142	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	143	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	144	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	145	2	1	1	2
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) The initial CD is missing from the loan file. Additional conditions may apply. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	146	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	147	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	148	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	149	2	1	1	2
Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated a B for all agencies. X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated a B for all agencies.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	150	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	151	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	152	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	153	1	1	1	1
FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete-FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded. FACTA disclosure provided. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	154	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	155	1	1	1	1
Mortgage Insurance Cert Missing-Mortgage Insurance is Present but Mortgage Insurance Cert is missing Missing mortgage insurance certificate.-Resolved--Mortgage Insurance is Present and Mortgage Insurance Cert has been provided or Mortgage Insurance is not Present

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	156	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	157	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	158	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	159	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Update increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The CD, dated XX/XX/XXXX, reflects a Appraisal Update of $XXX.XX that was not disclosed on the Initial Loan Estimate.   The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed.  Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	160	1	1	1	1
North Carolina - Fees Limitation-All discount points charged included in testing since undiscounted rate was not documented in file. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.
 Under the North Carolina Interest Provisions, Lender fees not specifically authorized by the statute are limited to ($XXX.XX), which is the greater of 1/4 of 1% of the loan amount or $XXX.XX. The total amount of "lender fees not specifically authorized by statute" and included in the test is ($X,XXX.XX). (N.C. Gen. Stat. 24-1.1A(c)(1); 24-8(d); 24-10(d))-Resolved--Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	161	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	162	2	1	1	2
Charges That In Total Cannot Increase More Than 10% Test (50001257)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Charges That In Total Cannot Increase More Than 10% Test (50001258)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX0). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is outside the statute of limitations and will be rated as B for all agencies.

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1).  The lender appears to not have included the Title-Title Signing Fees of $XXX in Section C.-Resolved--Document Uploaded.
 Evidence provided that signing fee was for notary purpose only and not considered PPFC.  No finance charge violation. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	163	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	164	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	165	1	1	1	1
Initial Closing Disclosure timing requirement not met-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. The loan file only contains final CD, dated XX/XX/XXXX, received by the borrower at consummation. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Document Uploaded. Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared.

 Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LES. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	166	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	167	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	168	1	1	1	1
Final Closing Disclosure is missing or incomplete-Final Closing Disclosure is missing or incomplete Loan closed in dry funding state. The Post Close CD with charges reflected in final settlement statement is missing from the loan file. Additional conditions may apply.
-Resolved--Document Uploaded. Final CD provided. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	169	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

											ATR/QM: Exempt
XXXX	XXXXXX	2	170	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  AVM included in loan file is incomplete and does not include confidence/FSD score.-Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

Homeownership Counseling Organizations Disclosure Missing or Incomplete-
 Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies-Resolved--Document Uploaded.
 Homeownership Counseling Disclosure Is Present or Not Applicable

 RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies-Resolved--RESPA: AfBA Disclosure is Provided or Not Applicable
 Document Uploaded.
 RESPA: AfBA Disclosure is Provided or Not Applicable

 E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded.
 Evidence of E-consent Provided.

 RESPA: Toolkit Missing or Incomplete-Acknowledgement provided is not for subject transaction. Appears to be loan #XXXXXXXXX. Condition remains.
 RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence of Home Loan Toolkit Delivery provided.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	171	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	172	1	1	1	1
Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete The initial LE and any subsequent LE's are missing from the loan file. Additional conditions may apply. -Resolved--Complete LE history provided. Compliance retested and passed. Condition cleared.

 TRID: Missing Closing Disclosure-The initial Closing Disclosure is missing from the loan file. Additional conditions may apply. -Resolved--Initial CD provided. Compliance retested and passed. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	173	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	174	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($XXX.XX).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX.XX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.-Resolved--Document Uploaded.
 Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($XXX.XX).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX.XX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.-Resolved--Document Uploaded.
 Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	175	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	176	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	177	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	178	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	179	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	180	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	181	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	182	1	1	1	1			E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Valid e-consent provided. Condition cleared.	ATR/QM: Exempt
XXXX	XXXXXX	2	183	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	184	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	185	1	1	1	1				ATR/QM: Exempt
XXXX	XXXXXX	2	186	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	187	2	1	2	1
Missing credit report-The final loan application reflects an additional revolving debt included in ratios. The credit reports in the loan file do not reflect this debt. Provide updated credit report. -Resolved--Lender rebuttal reviewed. Rev account with XXXX disclosed on 1003 was not required to be verified by DU or selling guide B3-6-08. Condition cleared.

Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements File missing updated credit report reflecting additional revolving debt included in ratios. -Resolved--

 ATR Risk - Monthly Debt Obligations taken into consideration meet requirements

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	188	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 An AVM Report was provided. Variance within tolerance. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	189	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	190	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	191	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	192	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	193	1	1	1	1
Hazard Insurance Shortfall-Hazard Insurance Coverage Amount of $XXX,XXX.XX is less than Total Amount of Subject Lien(s) of $XXX,XXX.XX -Resolved--Document Uploaded.
 Hazard Insurance Coverage Amount of $XXX,XXX.XX is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	194	1	1	1	1
Asset Qualification Does Not Meet Guideline Requirements-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B 3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 Asset Qualification Does Not Meet Guideline Requirements Missing X,XXX.XX3,000. Additional conditions may apply.-Resolved--Borrower's cash to close sufficiently documented per savings account in file. XXX was not required to be sourced per selling guide B3-4.3-09. Condition cleared.

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Borrower's savings account reflects balance of $X,XXX.XX on XX/XX/XXXX, which is sufficient to satisfy cash due at closing requirement of $XXX.XX. However, borrower's XXX deposit of $X,XXX.XX was derived from the unsourced deposits. Condition remains.
 Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02. If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B 3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--
 ATR Risk - Current Income or Current Assets were considered

											QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	195	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	196	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	197	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXXXX	2	198	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	199	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	200	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	201	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	202	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	203	1	1	1	1
Lender Credits That Cannot Decrease Test (50001262)-Document Uploaded. COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX20 to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $X.XX required. Condition remains.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Closing Disclosure dated XX/XX/XXXX, reflects a specific Lender Credit of $X,XXX.XX in Section A.  The Final Closing Disclosure reflects a specific Lender Credit of $XX.XX in Section A. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001261)-COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $X.XX required. Condition remains.
 Document Uploaded.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  The Final Closing Disclosure reflects a general Lender Credit of $X in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	204	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	205	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	206	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	207	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	208	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	209	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	210	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	211	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	212	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	213	1	1	1	1
Federal - Closing Disclosure and Consummation Date-
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  -Resolved--Document Uploaded. Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared.

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)    A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. This finding is outside the statute of limitations and will be rated as B for all agencies.
 The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)   -Resolved--Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared.

 Initial Closing Disclosure timing requirement not met-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. Initial CD is missing in file -Resolved--Initial CD dated XX/XX/XXXX. Condition cleared. Compliance tested and additional findings cited.

 TRID: Initial Loan Estimate not provided within 3 days of application-The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Initial LE provided dated with 3 days of application. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXXXX	2	214	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)  A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
This finding is outside the statute of limitations and will be rated an EV2.-Resolved--Document Uploaded. Itemization of lender credit provided. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.
This finding is outside the statute of limitations and will be rated an EVB.-Resolved--Evidence that borrower received initial CD electronically within timing requirement provided. Condition cleared.

											QM: Safe Harbor GSE Temporary (GSE SH)